Components of Inventories (Detail) - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Inventory Disclosure [Abstract]
Raw materials	$ 119,917	$ 97,502
Work in progress	101,091	83,002
Finished goods	75,274	67,764
Inventories, Total	$ 296,282	$ 248,268